Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share

Basic net income or loss available to common stockholders is computed by dividing reported net income or loss available to common stockholders by the weighted average number of common and contingently issuable shares outstanding during each period. As discussed in Note 9 “Share-Based Payments,” we do not issue common stock in settlement of vested restricted stock unit awards until the earliest to occur of (1) the second, third or fifth anniversary of the grant date, depending upon the vesting period per the grant agreement, (2) the occurrence of a change in control (as defined in the underlying grant agreements), or (3) the recipient’s separation from service. In accordance with the provisions of FASB Codification Topic 260, Earnings Per Share, we include vested restricted stock units in the calculation of basic income or loss per share since the shares will be issued for no cash consideration, and all the necessary conditions for issuance have been satisfied as of the vesting date.

A reconciliation of our net income (loss) per share is as follows (in thousands, except share and per share amounts):

	For the Year Ended December 31,
	2012	2011	2010
Numerator:
Net income (loss) attributable to MPG Office Trust, Inc.	$384,254	$89,019	$(172,012)
Preferred stock dividends	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	—	2,780	—
Net income (loss) available to common stockholders	$365,704	$72,993	$(191,076)

Denominator:
Weighted average number of common shares outstanding – basic	54,043,655	49,682,202	48,770,326
Effect of dilutive securities:
Nonqualified stock options	327,179	—	—
Nonvested restricted stock units	160,728	—	—
Weighted average number of common and common equivalent shares – diluted	54,531,562	49,682,202	48,770,326
Net income (loss) available to common stockholders per share – basic	$6.77	$1.47	$(3.92)
Net income (loss) available to common stockholders per share – diluted	$6.71	$1.47	$(3.92)

The following common stock equivalents were excluded from the calculation of diluted earnings per share because they were anti-dilutive due to our loss from continuing operations:

	For the Year Ended December 31,
	2012	2011	2010
Restricted stock units	—	1,428,472	458,924
Nonqualified stock options	—	971,828	1,072,278
Nonvested restricted common stock	—	3,414	604,582